Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES:
Net income	¥ 4,190,022	¥ 3,396,753	¥ 4,683,632
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,921,555	¥ 9,677,339	¥ 8,822,981
Impairment loss on intangible assets	11,000
Provision for retirement and pension costs, less payments	200,871	¥ 256,661	¥ 226,599
Provision for (reversal of) allowance for doubtful accounts	48,407	33,158	¥ (46,935)
Gain on sales of property and equipment	(38,219)	(29,733)
Loss on disposal of property and equipment	66,169	101,189	¥ 83,487
Net gain on sales of other investments	¥ (23,765)	¥ (41,251)	(107,655)
Net gain on other investments			¥ (313,393)
Impairment of other investments	¥ 14,729	¥ 29,117
Foreign exchange gain, net	(51,727)	(18,259)	¥ (129,916)
Equity in net income of equity method investees, net of dividend received	(124,141)	(122,286)	(204,046)
Deferred income tax expense (benefit)	249,115	211,230	(699,826)
Others	(12,341)	8,560	71,448
Changes in operating assets and liabilities net of effects from acquisition of a company:
Increase in accounts receivable	(1,565,857)	(2,819,564)	(342,391)
Decrease (increase) in net investment in sales-type lease—noncurrent	98,511	(9,385)	145,266
Decrease (increase) in inventories	(777,192)	450,256	(365,533)
Increase in prepaid expenses	(1,083,665)	(542,770)	(612,802)
Decrease (increase) in other current and noncurrent assets	(1,485,629)	715,132	(1,801,403)
Increase in accounts payable	1,760,207	648,562	476,860
Increase (decrease) in income taxes payable	579,414	(718,737)	(594,782)
Increase (decrease) in accrued expenses	(32,288)	873,815	(219,277)
Increase (decrease) in deferred income—current	418,162	465,469	(158,972)
Increase (decrease) in deferred income—noncurrent	201,897	(248,061)	91,462
Increase (decrease) in other current and noncurrent liabilities	(513,647)	595,178	(217,925)
Net cash provided by operating activities—(Forward)	12,051,588	12,912,373	8,786,879
INVESTING ACTIVITIES:
Purchases of property and equipment	(10,898,533)	(8,157,115)	(9,123,998)
Proceeds from sales of property and equipment	2,574,449	772,226	456,330
Purchases of available-for-sale securities	(59,490)	(4,104)	(167,545)
Purchases of other investments	(376,067)	(282,478)	(1,185,985)
Investment in equity method investees	(338,166)	¥ (338,240)	(199,920)
Proceeds from sales of available-for-sale securities	141,235		391,814
Proceeds from sales of other investments	808,465	¥ 40,501	351,740
Payments of guarantee deposits	(348,005)	(1,635,910)	(688,902)
Refund of guarantee deposits	21,567	1,572,885	20,233
Payments for refundable insurance policies	(56,362)	(47,831)	¥ (18,787)
Proceeds from subsidies	200,000	¥ 200,000
Refund from insurance policies	¥ 10,108		¥ 16,026
Acquisition of a newly controlled company, net of cash acquired (Note 2)		¥ (167,678)
Other	¥ (56,029)	(25,000)	¥ (53,766)
Net cash used in investing activities	(8,376,828)	(8,072,744)	(10,202,760)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months	1,550,000	50,000	250,000
Repayments of short-term borrowings with initial maturities of over three months and long-term borrowings	(1,550,000)	(1,030,000)	(1,260,000)
Principal payments under capital leases	¥ (4,194,215)	(4,193,654)	¥ (3,968,724)
Proceeds from sale and lease back		50,847
Net decrease in short-term borrowings		¥ (150,000)
Proceeds from issuance of subsidiary stock to noncontrolling interests	¥ 3,692
Dividends paid	¥ (1,010,844)	¥ (1,010,695)	¥ (910,697)
Proceeds from issuance of common stock, net of issuance cost			17,271,204
Other	¥ 10	¥ 3	109
Net cash provided by (used in) financing activities	(5,201,357)	(6,283,499)	11,381,892
FORWARD	(1,526,597)	(1,443,870)	9,966,011
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	2,059	116,403	196,217
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,524,538)	(1,327,467)	10,162,228
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	21,093,633	22,421,100	12,258,872
CASH AND CASH EQUIVALENTS, END OF YEAR	19,569,095	21,093,633	22,421,100
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	241,260	239,940	256,722
Income taxes paid	1,377,753	2,405,067	2,707,784
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	8,065,674	3,678,012	3,436,245
Facilities purchase liabilities	1,497,767	1,442,810	1,050,429
Asset retirement obligation	¥ 45,169	287,036	¥ 170,814
Acquisition of a company (Note 2):
Assets acquired		1,064,736
Liabilities assumed		464,736
Cash paid		(600,000)
Cash acquired		432,322
Acquisition of a newly controlled company, net of cash acquired		¥ (167,678)